UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland May 1, 2008

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	53

Form 13F Information Table Value Total:	119737

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abitibi Bowater Inc.           COM                             904    70000 SH       SOLE                    70000
Alcatel ADS                    COM              013904305      515    89440 SH       SOLE                    89440
American Express Co.           COM              025816109     2097    47975 SH       SOLE                    47975
Amgen Inc.                     COM              031162100     1802    43120 SH       SOLE                    43120
Apple Inc.                     COM              037833100     4650    32404 SH       SOLE                    32404
Applied Materials Inc.         COM              038222105     2611   133810 SH       SOLE                   133810
Barr Pharmaceuticals Inc       COM              068306109     5559   115069 SH       SOLE                   115069
Bristol-Myers Squibb Co.       COM              110122108     2073    97303 SH       SOLE                    97303
CIBER Inc.                     COM              17163B102     1068   217900 SH       SOLE                   217900
Capital One Financial Corp.    COM              14040H105     1410    28640 SH       SOLE                    28640
Citigroup, Inc.                COM              172967101     2144   100105 SH       SOLE                   100105
Computer Sciences Corp         COM              205363104     2469    60534 SH       SOLE                    60534
Conseco, Inc.                  COM              208464883      959    94019 SH       SOLE                    94019
Costco Wholesale Corp          COM              22160K105     5245    80735 SH       SOLE                    80735
Deere & Company                COM              244199105      402     5000 SH       SOLE                     5000
Discover Financial Service     COM              254709108     2870   175337 SH       SOLE                   175337
DuPont de Nemours & Co.        COM              263534109     3181    68035 SH       SOLE                    68035
EMC Corporation                COM              268648102     3179   221680 SH       SOLE                   221680
Exxon Mobil Corporation        COM              30231G102     4485    53028 SH       SOLE                    53028
Gap Inc.                       COM              364760108     1874    95200 SH       SOLE                    95200
General Electric Co            COM              369604103     4212   113812 SH       SOLE                   113812
General Motors Corp.           COM              370442105     1440    75599 SH       SOLE                    75599
Hartford Financial Services    COM              416515104     3004    39650 SH       SOLE                    39650
Honeywell Intl Inc             COM              438516106     4159    73714 SH       SOLE                    73714
IBM Corp                       COM              459200101     5232    45440 SH       SOLE                    45440
Illinois Tool Works Inc.       COM              452308109      803    16655 SH       SOLE                    16655
Intel Corporation              COM              458140100     4049   191149 SH       SOLE                   191149
JPMorgan Chase & Co            COM              46625H100     3404    79266 SH       SOLE                    79266
Johnson & Johnson              COM              478160104      213     3290 SH       SOLE                     3290
Legg Mason                     COM              524901105     2255    40285 SH       SOLE                    40285
Lowes Companies Inc.           COM              548661107     2165    94395 SH       SOLE                    94395
Marsh & McLennan Cos           COM              571748102     2206    90610 SH       SOLE                    90610
Micron Technology Inc          COM              595112103     1231   206135 SH       SOLE                   206135
Microsoft Corporation          COM              594918104     2833    99813 SH       SOLE                    99813
Morgan Stanley                 COM              617446448     2446    53525 SH       SOLE                    53525
Motorola Inc.                  COM              620076109     1706   183479 SH       SOLE                   183479
Nokia Corporation              COM              654902204     3588   112720 SH       SOLE                   112720
Palm, Inc.                     COM              696643105       71    14230 SH       SOLE                    14230
PepsiCo, Inc.                  COM              713448108      245     3390 SH       SOLE                     3390
Pfizer Inc.                    COM              717081103     2374   113417 SH       SOLE                   113417
Philip Morris Int'l            COM              718172109      210     4150 SH       SOLE                     4150
Schering-Plough Corp.          COM              806605101     1630   113092 SH       SOLE                   113092
Seagate Technology             COM              G7945J104      645    30785 SH       SOLE                    30785
Smithfield Foods Inc           COM              832248108     1187    46090 SH       SOLE                    46090
Telkonet, Inc.                 COM              879604106      929  1055200 SH       SOLE                  1055200
Texas Instruments, Inc.        COM              882508104     3628   128350 SH       SOLE                   128350
Time Warner Inc                COM              887317105      854    60915 SH       SOLE                    60915
Unum Group                     COM              91529Y106      858    39000 SH       SOLE                    39000
Verizon Communications, Inc.   COM              92343V104     4268   117642 SH       SOLE                   117642
Windstream Corporation         COM              97381W104     2656   222300 SH       SOLE                   222300
Wyndham Worldwide Corp         COM              98310W108     1364    65975 SH       SOLE                    65975
eBay Inc.                      COM              278642103     4372   146525 SH       SOLE                   146525
Storage Computer Corp.                          86211A101        0   672775 SH       SOLE                   672775